CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (Q1) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Cash flows from operating activities
Net income (loss)	$ (212)	$ 757
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	5,419	4,315
Lease restructuring charges	(303)	0
Provision for bad debt	410	143
Stock-based compensation	1,257	0
Payment of contingent consideration	0	(1,000)
Amortization of debt issuance costs	233	280
Deferred income tax provision, net	(1,016)	(490)
Change in fair value of contingent consideration	382	0
Change in fair value of warrant liabilities	315	0
Change in accounts receivable, net	1,133	0
Change in accounts receivable, net	(1,069)	(4,870)
Change in prepaid expenses and other current assets	367	(1,188)
Change in accounts payable and accrued expenses	(5,703)	3,174
Change in other liabilities	(24)	(12)
Net cash provided by (used in) operating activities	1,189	1,109
Cash flows from investing activities
Additions to property and equipment	(2,391)	(2,976)
Acquisition of businesses, net of cash acquired	(4,454)	0
Net cash used in investing activities	(6,845)	(2,976)
Cash flows from financing activities
Payments of long-term debt and notes payable	(1,865)	(1,037)
Proceeds from borrowings on revolving credit facilities	0	10,000
Proceeds from warrants exercised	11	0
Payment of debt issuance costs	0	(22)
Distributions to members	(21)	(170)
Net cash (used in) provided by financing activities	(1,875)	8,771
Net change in cash	(7,531)	6,904
Cash, beginning of period	31,397	3,008
Cash, end of period	23,866	9,912
Supplemental Disclosure of Cash Flow Information
Interest	3,098	3,612
Income taxes, net	0	0
Equity issued to acquiree	15,000	0
Non-Cash Investing and Financing Transactions:
Capital expenditures included in accounts payable	$ 391	$ 258